Acquisition of Two Greater China Intermodal Investments LLC Subsidiaries	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition of Two Greater China Intermodal Investments LLC Subsidiaries
3.	Acquisition of Two Greater China Intermodal Investments LLC Subsidiaries:

In June 2016, the Company acquired 100 percent of each of two Greater China Intermodal Investments LLC subsidiaries (“the GCI Subsidiaries”).  Through the acquisition of the GCI Subsidiaries, the Company acquired two newbuilding 11000 TEU vessels scheduled for delivery in 2017 and their associated 17-year bareboat charters with MSC Mediterranean Shipping Company S.A. that will commence upon the delivery of the respective vessel.  The Company assumed a total of approximately $88,100,000 in remaining instalments under the shipbuilding contracts for these vessels.

The aggregate purchase price was $107,500,000, which was settled by a reduction of the Company’s demand loan with Greater China Intermodal Investments LLC (“GCI”), its equity investee, and was allocated to the assets acquired as follows:

Vessels under construction	$90,802
Other assets (bareboat charters)	12,798
Accounts receivable	3,900
Assets acquired	$107,500